Note 7 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill totaled $15.1 million for both years ended December 31, 2021, and 2020. Core deposit intangible carrying amount was $1.4 million and $1.7 million for the years ended December 31, 2021, and 2020, respectively. Core deposit accumulated amortization was $1.7 million and $1.4 million for the years ended December 31, 2021, and 2020. Amortization expense totaled $321,000 and $332,000 in 2021 and 2020, respectively.

Core deposit intangible assets are amortized to their estimated residual values over their expected useful lives, commonly ten years. The estimated aggregate future amortization expense for core deposit intangible assets as of December 31, 2021, is as follows:

Remaining 2022	$309
2023	296
2024	281
2025	264
2026	253
Thereafter	-
Total	$1,403

Activity for mortgage servicing rights (“MSR”s) follows:

(Dollar amounts in thousands)	2021	2020

Beginning of year	$476	$390
Additions	257	276
Amortized to expense	(191)	(190)

End of year	$542	$476